Related parties	6 Months Ended
Jun. 30, 2026
Related parties
Related parties
30.	Related parties

The balances with associates and joint ventures as of June 30, 2026 (unaudited), and December 31, 2025, are as follows:

	Trade and	Trade and	Trade and
	other	other receivables	other	Loans and	Other
	receivables	– Loans	payables	borrowings	liabilities
Joint ventures
Equion Energía Limited	—	—	—	668	2
Ecodiesel Colombia S.A.	6	—	45	—	—
Interligação Elétrica do Madeira S.A.	—	—	—	—	—
Interligação Elétrica Garanhuns S.A.	52	—	(2)	—	—
Interligação Elétrica Ivaí S.A.	—	2	—	—	—
Transmissora Aliança de Energia Elétrica S.A.	15	—	(1)	—	—
Consorcio Eléctrico Yapay	—	15	—	—	—
Conexión Kimal Lo Aguirre S.A.	—	555	—	—	—
Associates
Gases del Caribe S.A. E.S.P.	—	—	—	—	—
Gas Natural del Oriente S.A. E.S.P.	12	—	—	—	—
Gases de la Guajira S.A. E.S.P.	—	—	—	—	—
Extrucol S.A.	2	—	—	—	—
Balance as of June 30, 2026 (unaudited)	88	572	42	668	2
Current	88	19	42	668	2
Non-current	—	553	—	—	—
	88	572	42	668	2
	(Note 7)	(Note 7)	(Note 20)	(Note 19)

	Trade and	Trade and	Trade and
	other	other receivables	other	Loans and	Other
	receivables	– Loans	payables	borrowings	liabilities
Joint ventures
Equion Energía Limited (1)	—	—	—	728	1
Ecodiesel Colombia S.A.	3	—	45	—	—
Interligação Elétrica do Madeira S.A.	35	—	—	—	—
Interligação Elétrica Garanhuns S.A.	10	—	—	—	—
Interligação Elétrica Ivaí S.A.	40	2	—	—	—
Transmissora Aliança de Energia Elétrica S.A.	36	—	—	—	—
Consorcio Eléctrico Yapay	—	14	—	—	—
Conexión Kimal Lo Aguirre S.A.	—	531	—	—	—
Associates
Gases del Caribe S.A. E.S.P.	—	—	4	—	—
Extrucol S.A.	—	—	1	—	—
Balance as of December 31, 2025	124	547	50	728	1
Current	124	16	50	728	1
Non-current	—	531	—	—	—
	124	547	50	728	1
	(Note 7)	(Note 7)	(Note 20)	(Note 19)

Loans payable:

(1)	Deposits held by Equion in Ecopetrol Capital AG.

The main transactions with related parties for the period ending June 30, are detailed as follows:

	2026		2025
		Cost of sales,		Cost of sales,
		purchases and		purchases and
	Sales	others	Sales	others

	(Unaudited)		(Unaudited)
Joint ventures
Equion Energía Limited	—	16	—	20
Ecodiesel Colombia S.A.	21	273	22	276
	21	289	22	296
Associates
Gases del Caribe S.A. E.S.P.	—	4	—	4
Extrucol S.A.	—	1	—	1
E2 Energía Eficiente S.A. E.S.P.	—	—	18	1
	—	5	18	6
	21	294	40	302